Firsthand

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Firsthand Funds
PO Box 5354
Cincinnati, OH 45201-5354
Telephone
888 884 2675
Facsimile
513 629 2901
Web www.techfunds.com

September 2, 1999

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Firsthand Funds
     File No. 33-73832

Ladies and Gentlemen:


Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Registrant's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 9) has been filed electronically.

Very truly yours,

/s/ Tina D. Hosking

Tina D. Hosking
Assistant Secretary